Condensed Consolidated Statement of Financial Position	Sep. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Current assets
Cash and cash equivalents	€ 74,792,000	€ 105,580,000
Prepayments and other receivables	2,450,000	1,544,000
Social securities and other taxes	830,000	1,243,000
Total current assets	78,072,000	108,367,000
Property, plant and equipment	2,413,000	1,864,000
Investments in associates	579,000
Total assets	81,064,000	110,231,000
Equity
Equity attributable to owners of the Company	59,871,000	92,915,000
Non-controlling interests	(452,000)	(230,000)
Total equity	59,419,000	92,685,000
Current liabilities
Borrowings	260,000
Lease liabilities	890,000
Trade payables	668,000	135,000
Social security and other taxes	15,000
Pension premiums	13,000	7,000
Deferred income	984,000	545,000
Other current liabilities	8,305,000	7,473,000
Current liabilities	11,135,000	8,160,000
Borrowings	10,510,000	9,386,000
Lease liabilities	0
Total liabilities	21,645,000	17,546,000
Total equity and liabilities	€ 81,064,000	€ 110,231,000